Related Party Transactions	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions
6.	Related Party Transactions

At June 30, 2014, accounts payable includes $116,891 due to directors, a company controlled by a director of the Company, and a company with directors in common, in respect of unpaid management fees, expenses incurred on behalf of the Company, and operating costs paid on behalf of the Company.

At June 30, 2014, accrued interest includes $384,317 due to companies controlled by directors of the Company.